Segments Disclosures - Additions to non-current assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
PP&E	$ 918	$ 480	$ 486
Intangible assets	31	9	14
Corporate
Disclosure of operating segments [line items]
PP&E	75	28	13
Intangible assets	9	8	13
Operating segments | Hydro
Disclosure of operating segments [line items]
PP&E	36	29	22
Intangible assets	0	0	0
Operating segments | Wind and Solar
Disclosure of operating segments [line items]
PP&E	745	166	174
Intangible assets	19	0	0
Operating segments | Gas
Disclosure of operating segments [line items]
PP&E	43	167	199
Intangible assets	0	0	0
Operating segments | Energy Transition
Disclosure of operating segments [line items]
PP&E	19	90	78
Intangible assets	0	1	1
Operating segments | Energy Marketing
Disclosure of operating segments [line items]
PP&E	0	0	0
Intangible assets	$ 3	$ 0	$ 0